Provisions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Insurance revenue	$ 17	$ 19	$ 19
Claims expense	14	$ 16	$ 18
Prior period potential exposure for individual insurance claims	4
Potential exposure to aggregate insurance claims since 2011	62
Potential exposure to last five policy years insurance claims	53
Reinsurance contracts held [member]
Statement [Line Items]
Claims incurred but not reported	$ 28